SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Jan. 15, 2026 USD ($)
Subsequent Event [Line Items]
Payments to acquire equity	$ 1,000,000
Zeica Labs Pte Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage	10.00%